Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares
	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, per share (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized	1,500,000	1,500,000
Ordinary shares, issued	617,880	617,880
Ordinary shares, outstanding	617,880	617,880
Series C1 convertible redeemable preferred shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	166,950	166,950
Convertible redeemable preferred shares, issued	166,950	166,950
Convertible redeemable preferred shares, outstanding	166,950	166,950
Series C2 Convertible Redeemable Preferred Share [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	126,345	126,345
Convertible redeemable preferred shares, issued	126,345	126,345
Convertible redeemable preferred shares, outstanding	126,345	126,345
Series D1 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Convertible redeemable preferred shares, authorized	139,186	139,186
Convertible redeemable preferred shares, issued	139,186	139,186
Convertible redeemable preferred shares, outstanding	139,186	139,186